Restatement of previously issued financial statements - Effect of restatement on statements of cash flows (Details) - USD ($)		2 Months Ended	3 Months Ended				6 Months Ended		9 Months Ended	12 Months Ended
	Mar. 13, 2020	Dec. 31, 2019	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Statement of Cash Flows
Net loss		$ (2,300)				$ (776,839)	$ (435,441)	$ (3,395,574)	$ (5,812,234)	$ (8,339,904)
Change in fair value of derivative warrant liabilities		0	$ 3,491,670	$ 2,279,000	$ 2,503,000	416,670	(2,385,000)	2,919,670	5,198,670	7,583,670
Financing Cost- derivative warrant liabilities		0				315,080		315,080	315,080	315,080
Initial value of Class A common stock subject to possible redemption		0				208,956,930		208,956,930	208,956,930	208,956,930
Change in fair value of Class A common stock subject to possible redemption		$ 0				(428,980)	$ (435,440)	(3,047,720)	(5,464,380)	(7,992,050)
Increase to the derivative liabilities	$ 11,200,000
Sale of private placement warrants to Sponsor in private placement, less allocation to derivative warrant liabilities	$ 300,000					1,120,000				1,120,000
As previously reported
Statement of Cash Flows
Net loss						(45,089)		(160,824)	(298,484)	(441,154)
Initial value of Class A common stock subject to possible redemption						220,164,430		220,164,430	220,164,430	220,164,430
Change in fair value of Class A common stock subject to possible redemption						(12,310)		(128,050)	(265,710)	(408,380)
Restatement Adjustment
Statement of Cash Flows
Net loss						(731,750)		(3,234,750)	(5,513,750)	(7,898,750)
Change in fair value of derivative warrant liabilities				$ 2,279,000	$ 2,503,000	416,670		2,919,670	5,198,670	7,583,670
Financing Cost- derivative warrant liabilities						315,080		315,080	315,080	315,080
Initial value of Class A common stock subject to possible redemption						(11,207,500)		(11,207,500)	(11,207,500)	(11,207,500)
Change in fair value of Class A common stock subject to possible redemption						$ (416,670)		$ (2,919,670)	$ (5,198,670)	$ (7,583,670)